Schedule of Investments

ARK Innovation ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%

Automobiles - 9.6%
Tesla, Inc.*	973,892	$848,026,198

Biotechnology - 19.3%
Beam Therapeutics, Inc.*†	6,315,139	237,007,167
CRISPR Therapeutics AG (Switzerland)*†	6,390,895	317,116,210
Exact Sciences Corp.*	8,731,617	480,675,516
Fate Therapeutics, Inc.*†	6,469,935	184,781,344
Intellia Therapeutics, Inc.*†	6,078,674	298,037,386
Twist Bioscience Corp.*†	3,155,959	91,017,857
Veracyte, Inc.*†	5,137,932	105,173,468
Total Biotechnology		1,713,808,948

Capital Markets - 8.0%
Coinbase Global, Inc., Class A*	4,548,802	512,695,473
Robinhood Markets, Inc., Class A*	19,921,977	195,334,985
Total Capital Markets		708,030,458

Chemcials - 1.5%
Ginkgo Bioworks Holdings, Inc.*	45,101,551	130,794,498

Diversified Consumer Services - 0.7%
2U, Inc.*†	5,944,101	59,322,128

Entertainment - 13.2%
ROBLOX Corp., Class A*	4,939,362	151,391,445
Roku, Inc.*†	6,979,464	648,392,206
Sea Ltd. (Taiwan)*(a)	1,174,680	97,216,517
Spotify Technology SA*	2,708,427	275,311,605
Total Entertainment		1,172,311,773

Health Care Equipment & Supplies - 0.6%
Cerus Corp.*†	10,788,344	49,842,149

Health Care Providers & Services - 3.0%
Invitae Corp.*†	18,041,062	95,798,039
Signify Health, Inc., Class A*†	12,100,604	166,988,335
Total Health Care Providers & Services		262,786,374

Health Care Technology - 4.5%
Teladoc Health, Inc.*†	11,709,937	395,327,473

Hotels Restaurants & Leisure - 2.4%
DraftKings, Inc., Class A*	15,201,148	207,951,705

IT Services - 12.9%
Block, Inc.*	5,246,043	522,191,120
Shopify, Inc., Class A (Canada)*	597,308	254,943,000
Twilio, Inc., Class A*	3,216,290	359,645,548
Total IT Services		1,136,779,668

Life Sciences Tools & Services - 2.8%
10X Genomics, Inc., Class A*	2,524,169	120,554,312
Berkeley Lights, Inc.*†	5,049,983	25,123,666
Compugen Ltd. (Israel)*†	6,183,127	14,715,842
Pacific Biosciences of California, Inc.*†	13,026,771	82,589,728
Total Life Sciences Tools & Services		242,983,548

Road & Rail - 1.0%
TuSimple Holdings, Inc., Class A*	8,682,060	90,032,962

Software - 19.4%
Materialise NV (Belgium)*†(a)	4,104,425	64,029,030
PagerDuty, Inc.*†	7,533,409	215,229,495
UiPath, Inc., Class A*	19,621,711	349,855,107
Unity Software, Inc.*	6,064,009	402,710,838
Zoom Video Communications, Inc., Class A*	6,954,157	692,425,412
Total Software		1,724,249,882

Technology Hardware, Storage & Peripherals - 1.1%
Stratasys Ltd.*†	5,103,980	98,966,172

Total Common Stocks (Cost $21,163,306,289)		8,841,213,936
MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (b) (Cost $6,941,911)	6,941,911	6,941,911
Total Investments–100.1% (Cost $21,170,248,200)		8,848,155,847
Liabilities in Excess of Other Assets–(0.1)%		(7,739,733)
Net Assets–100.0%		$8,840,416,114

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022

Common Stocks — 35.6%
Biotechnology — 13.9%
Beam Therapeutics, Inc.
429,666,220	551,463,023	(417,927,915)	18,992,165	(345,186,326)	–	–	6,315,139	237,007,167
CRISPR Therapeutics AG
590,141,202	579,148,730	(451,325,846)	58,099,332	(458,947,208)	–	–	6,390,895	317,116,210
Editas Medicine, Inc.
179,157,870	60,451,666	(169,471,797)	(22,174,212)	(47,963,527)	–	–	–	–
Fate Therapeutics, Inc.
368,294,731	419,605,819	(289,719,821)	(5,036,964)	(308,362,421)	–	–	6,469,935	184,781,344
Intellia Therapeutics, Inc.
588,966,306	717,238,427	(528,448,987)	349,961,841	(829,680,201)	–	–	6,078,674	298,037,386
Iovance Biotherapeutics, Inc.
189,057,134	36,882,663	(203,371,000)	(164,614,792)	142,045,995	–	–	–	–
Twist Bioscience Corp.
226,589,192	194,497,466	(136,920,768)	13,088,963	(206,236,996)	–	–	3,155,959	91,017,857
Veracyte, Inc.
146,417,966	218,991,016	(149,394,045)	25,796,303	(136,637,772)	–	–	5,137,932	105,173,468
Diversified Consumer Services — 0.7%
2U, Inc.
223,797,134	120,166,213	(107,632,384)	14,558,329	(191,567,164)	–	–	5,944,101	59,322,128
Diversified Telecommunication — 0.0%
Iridium Communications, Inc.
351,317,071	128,645,635	(427,230,884)	(44,184,594)	(8,547,228)	–	–	–	–
Entertainment — 7.3%
Roku, Inc.
1,277,506,103	1,645,031,201	(896,659,687)	180,065,762	(1,557,551,173)	–	–	6,979,464	648,392,206
Health Care Equipment & Supplies — 0.6%
Cerus Corp.
61,502,127	50,703,637	(60,901,307)	2,402,549	(3,864,857)	–	–	10,788,344	49,842,149
Health Care Providers & Services — 3.0%
Invitae Corp.
331,826,516	383,191,208	(240,281,185)	36,886,080	(415,824,580)	–	–	18,041,062	95,798,039
Signify Health, Inc.
–	415,199,017	(157,474,973)	5,485,787	(96,221,496)	–	–	12,100,604	166,988,335
Health Care Technology — 4.5%
Teladoc Health, Inc.
1,309,104,544	1,218,920,818	(944,340,754)	(5,097,628)	(1,183,259,507)	–	–	11,709,937	395,327,473
Life Sciences Tools & Services — 1.4%
Berkeley Lights, Inc.
158,277,143	106,909,313	(67,565,913)	(1,841,946)	(170,654,931)	–	–	5,049,983	25,123,666
Compugen Ltd.
43,591,664	19,613,881	(24,163,444)	1,992,164	(26,318,423)	–	–	6,183,127	14,715,842
Pacific Biosciences of California, Inc.
246,859,499	291,826,907	(177,021,549)	61,942,173	(341,017,302)	–	–	13,026,771	82,589,728
Machinery — 0.0%
Proto Labs, Inc.
155,624,215	12,316,665	(150,882,022)	(120,312,087)	103,253,229	–	–	–	–
Software — 3.1%
Materialise NV
80,375,733	86,566,683	(77,200,681)	2,025,572	(27,738,277)	–	–	4,104,425	64,029,030
PagerDuty, Inc.
224,620,189	322,217,883	(248,306,084)	49,700,074	(133,002,567)	–	–	7,533,409	215,229,495
Technology Hardware, Storage & Peripherals — 1.1%
Stratasys Ltd.
81,818,214	128,759,896	(106,279,227)	14,177,267	(19,509,978)	–	–	5,103,980	98,966,172
$7,264,510,773	$7,708,347,767	$(6,032,520,273)	$471,912,138	$(6,262,792,710)	$–	$–	140,113,741	$3,149,457,695

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$8,841,213,936	$–	$–	$8,841,213,936
Money Market Fund	6,941,911	–	–	6,941,911
Total	$8,848,155,847	$–	$–	$8,848,155,847

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.